Discontinued operations - Income statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
Revenue	$ 3,803,430	$ 9,107,922	$ 4,189,190
Cost of revenues	4,048,640	9,116,707	2,097,436
Gross profit (loss)	(245,210)	(8,785)	2,091,754
Operating expenses	629,525	3,164,918	1,270,723
(Reversal of) Bad debt provision	(1,144,417)	(1,477,631)	2,916,445
Income (loss) from operations	269,682	(1,696,072)	(2,095,414)
Other income, net	797	1,779,439	2,168,132
Income before income taxes	270,479	83,367	72,718
Income taxes	0	0	7,168
Income from discontinued operations, net of tax	$ 270,479	$ 83,367	$ 65,550